Prepaid Expenses (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses [Abstract]
Consulting services	$ 0.6	$ 0.1